Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Available-for-sale Securities [Table Text Block]
	Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
Level 1
Short-Term Marketable Securities	4,667	-	(28)	4,639

Schedule of Derivative Assets at Fair Value [Table Text Block]
	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated As Hedge Instruments	Fair Value
Derivative assets:
Equity contracts	-	497	497